Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases
Schedule of non-cancellable lease contracts

As of December 31, 2025 and June 30, 2026, the Company had the following non-cancellable lease contracts:

Description of lease	Lease term
Office leases at Paya Lebar Quarter in Singapore	2 years
Photocopier machine	5 years

Schedule of consolidated balance sheet

(a) Amount recognized in the unaudited condensed consolidated balance sheet:

	December 31, 2025	June 30, 2026	June 30, 2026
	Audited	Unaudited	Unaudited
	S$	S$	US$
Right-of-use assets	13,761	65,694	50,762
Lease liabilities
- Current	11,921	38,818	29,995
- Non-current	2,132	27,090	20,932
	14,053	65,908	50,927

Schedule of consolidated statements of operations

b) A summary of lease cost recognized in the Company’s unaudited condensed consolidated statements of operations is as follows:

	December 31, 2025	June 30, 2026	June 30, 2026
	Audited	Unaudited	Unaudited
	S$	S$	US$
Amortization of right-of-use assets	103,888	23,156	17,893
Interest on lease liabilities	12,184	1,170	904
Gain on lease termination	9,555	-	-

Schedule of future minimum lease payments under non-cancellable operating lease

Future minimum lease payments under non-cancellable operating lease agreements as of June 30, 2026 were as follows:

	Minimum lease payment
	S$	US$
Twelve months ending December 31,
2026 remaining	20,443	15,796
2027	40,885	31,592
2028	7,090	5,479
Total future minimum lease payments	68,418	52,867
Less: imputed interest	(2,510)	(1,939)
Present value of operating lease liabilities	65,908	50,927
Less: current portion	(38,818)	(29,995)
Long-term portion	27,090	20,932

Schedule of other supplemental information of lease

The following summarizes other supplemental information about the Company’s lease as of December 31, 2025 and June 30, 2026:

	As of December 31, 2025	As of June 30, 2026
	Audited	Unaudited
Weighted average discount rate	5%	4.32%
Weighted average remaining lease term	0.33 years	1.76 years